EQUITY - Shares Buy-back (Details) - USD ($) shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2018	Dec. 31, 2017
Shares purchased	$ 63	$ 48		$ 52
Percentage of waiver over the total paid dividends	1.00%
Treasury shares
Shares purchased (in shares)	3.1		2.7
Shares purchased	$ 63	$ 48	$ 48	$ 52
Treasury shares excluding Employees' Share Trust
Shares purchased (in shares)	3.1		2.7
Shares purchased	$ 63		$ 48